Debt - european investment bank borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jun. 29, 2018	Dec. 31, 2017	May 31, 2011
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 12,901	€ 15,597	€ 14,528		€ 17,971
European Investment Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 400		€ 700
European Investment Bank Maturing, 500 Million Facility
Disclosure of detailed information about borrowings [line items]
Face amount						€ 500
European Investment Bank Maturing, 420 Million Facility [Member]
Disclosure of detailed information about borrowings [line items]
Face amount				€ 420